Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (Motel 168, CNY) In Thousands, unless otherwise specified	Oct. 31, 2011
Motel 168
Business Combination Allocation of Purchase Price [Line Items]
Cash and cash equivalents	299,195
Trade and other receivables	92,925	[1]
Consumables	12,708
Total current assets	404,828
Investment in a jointly-controlled company	9,154
Property and equipment, net	873,986
Intangible assets, net	6,570
Deposits for long-term leases	7,645
Prepaid operating lease payments	9,175
Deferred tax assets, non-current	40,345
Total assets	1,351,703
Trade and other payables	(233,888)
Finance lease liabilities	(6,017)
Income tax payable	(32,310)
Deferred revenues	(35,878)
Provisions	(12,690)
Total current liabilities	(320,783)
Deferred revenues, non-current	(87,791)
Finance lease liabilities	(7,508)
Other non-current liabilities	(376,354)
Total liabilities	(792,436)
Fair value of net tangible assets acquired (a)	559,267
Fair value of intangible assets and related net deferred tax liabilities acquired (b)	502,932
Cumulative considerations (c)	2,869,045
Goodwill (c - b - a)	1,806,846	[2]

[1]	(i) The gross amount due under the receivables acquired is RMB 39,307, of which RMB 4,673 is expected to be uncollectable. (ii) Included in the other receivables, an aggregated amount of RMB 23,222 represented the advisory service fees incurred by its former shareholders, but paid by Motel 168 on behalf, in connection with the sales of Motel 168's shares during the nine-month period ended September 30, 2011. After the completion of acquisition, Home Inns agreed with the former shareholders of Motel 168 to offset the acquisition consideration payable with the receivable balance due from the former shareholders of Motel 168 by RMB 23,222.
[2]	Goodwill represents the expected synergies from combining operations of the Company and Motel 168, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.